Inventories (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventories
Raw materials	kr 1,855	kr 889
Work in progress	937
Finished goods	855
Total	3,647	889
Inventories recognized as cost of sales	kr 3,179	kr 0	kr 0